Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - Clean Earth Acquisitions Corp [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Class A Redeemable [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss including accretion of temporary equity	$ (31,092,238)
Deemed dividend for remeasurement of temporary equity to redemption value	42,756,441
Total net income (loss) by class	$ 11,664,203
Weighted average shares outstanding (in Shares) | shares	19,282,192
Net income (loss) per share (in Dollars per share) | $ / shares	$ 0.6
Class A & Class B Non Redeemable [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss including accretion of temporary equity	$ (11,604,248)
Deemed dividend for remeasurement of temporary equity to redemption value
Total net income (loss) by class	$ (11,604,248)
Weighted average shares outstanding (in Shares) | shares	8,412,804
Net income (loss) per share (in Dollars per share) | $ / shares	$ (1.38)